FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Money Market Funds Class A, Class B, and Class C Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing, Redeeming, and Exchanging Shares — General” on page 10 of the Prospectus:
In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 18 of the Prospectus:
Each fund complies with SEC regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF-MMABC

FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Money Market Funds Class D Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing and Redeeming Shares — General” on page 10 of the Prospectus:
In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 14 of the Prospectus:
Each fund complies with SEC regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF—MMD

FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Money Market Funds Class I Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing and Redeeming Shares — General” on page 5 of the Prospectus:
In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 9 of the Prospectus:
The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require the fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require the fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF—MMI

FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Money Market Funds Institutional Investor Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing and Redeeming Shares — General” on page 10 of the Prospectus:
In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 14 of the Prospectus:
Each fund complies with SEC regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF—MMIINV

FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Money Market Funds Class Y Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing and Redeeming Shares — General” on page 10 of the Prospectus:
In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 14 of the Prospectus:
Each fund complies with SEC regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF—MMY

FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Money Market Funds Class Z Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing and Redeeming Shares — General” on page 10 of the Prospectus:
In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 14 of the Prospectus:
Each fund complies with SEC regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF—MMZ

FIRST AMERICAN FUNDS, INC.
Prospectus Supplement dated May 28, 2010

This information supplements the Treasury Obligations Fund Reserve Shares Prospectus dated October 30, 2009. Please retain this supplement for future reference.

The following is added at the end of the first paragraph under “Purchasing and Redeeming Shares — General” on page 5 of the Prospectus:
In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including, but not limited to, suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.
The following replaces the paragraph under the heading “Investment Approach” on page 9 of the Prospectus:
The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exception, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than 1/2 of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require the fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require the fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF—MMRES

FIRST AMERICAN FUNDS, INC.
Supplement dated May 28, 2010
to the Statement of Additional Information (“SAI”) dated October 30, 2009

The following is added under “Investment Restrictions” on page 2.
     All references in this SAI to a Fund’s policy to invest no more than 10% of its total assets in illiquid securities are changed to reflect a policy of investing no more than 5% of total assets in illiquid securities, as required under recent amendments to Rule 2a-7 of the 1940 Act.
The following replaces the fourth and fifth paragraphs of the section “Additional Restrictions,” which is found on pages 3-4.
     The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and maintain a weighted average maturity of not more than 60 days and a weighted average life of not more than 120 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations (“NRSROs”) in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). The Advisor, pursuant to delegation by the board of directors of FAF, is responsible for determining that the Funds’ investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the board of directors.
     Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in U.S. Government Securities, (a) more than 3% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than 1/2 of 1% of its total assets in Second Tier Securities of any one issuer. Each Fund must comply with weekly liquidity standards that require a Fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each Fund, other than Tax Free Obligations Fund, must also comply with daily liquidity standards that require a Fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each Fund is limited to investing no more than 5% of its total assets in illiquid securities.
FAF-SAI-STK#2

The following is added under “Nonpublic Disclosure” on page 4.
     In order to comply with amendments to Rule 2a-7, effective October 7, 2010, information concerning the Funds’ portfolio holdings, as well as their weighted average maturity and weighted average life, will be posted on the Funds’ website five business days after the end of the month and remain posted on the website for at least six months thereafter.
The following replaces the second paragraph of the section “Valuation of Portfolio Securities,” which is found on pages 35-36.
     The valuation of the Funds’ portfolio instruments based upon their amortized cost and the concomitant maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which each Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions — Additional Restrictions.” It is the normal practice of the Funds to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The board of directors must establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of each Fund to maintain a per share net asset value of $1.00. Such procedures will include review of each Fund’s portfolio holdings at such intervals as the board of directors may deem appropriate, to determine whether a Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the board of directors determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE